Recent Accounting Developments	12 Months Ended
Dec. 31, 2022
Recent Accounting Developments
Recent Accounting Developments

Note 2.  Recent Accounting Developments

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This guidance replaces the incurred loss model for recognizing credit losses with a Current Expected Credit Loss (CECL) model, which requires recognition of the full amount of expected credit losses over the life of a loan.  Under the CECL model ,expected credit losses for financial assets held at the reporting date that are accounted for at amortized cost be measured and recognized based on historical experience and current and reasonably supportable forecasted conditions to reflect the full amount of expected credit losses over the life of the loans.  CECL also applies to certain off-balance sheet items that represent credit risk, such loan commitments, standby letters of credit and financial guarantees. A modified version of these requirements also applies to debt securities classified as available for sale, which requires that credit losses on those securities be recorded through an allowance for credit losses rather than a write-down.  The ASU became effective for the Company on January 1, 2023 will require a change in the Company's methodology for calculating its ALL and allowance on unused commitments.  That allowance will be referred to as the Allowance for Credit Losses (ACL).  Following issuance of the ASU, the Company formed a committee to assess its implications and implemented a software solution to prepare for the transition to CECL, including assistance with the ACL calculation and preparing related management reports to facilitate the calculation.  The new software solution has also provided numerous CECL training opportunities for the appropriate personnel within the Company.  Parallel calculations under the ALL methodology and under the CECL model were run throughout 2022 in preparation for the transition to CECL.  The initial adjustment for the transition to CECL will be made through a cumulative adjustment to retained earnings and will not be reported in net income.  The Company does not expect that the adjustment to retained earnings from the transition to CECL, or the related impact to the regulatory capital ratios, will have a material impact on the Company’s consolidated financial statements.

In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures.  The guidance amends Topic 326 (CECL) to eliminate the accounting guidance for TDRs by creditors, while enhancing disclosure requirements for certain loan refinancing and restructuring activities by creditors when a borrower is experiencing financial difficulty.  Specifically, rather than applying TDR recognition and measurement guidance, under the CECL model creditors will determine whether a modification results in a new loan or continuation of existing loan.  These amendments are intended to enhance existing disclosure requirements and introduce new requirements related to certain modifications of receivables made to borrowers experiencing financial difficulty.  Additionally, the amendments to Topic 326 require that an entity disclose current-period gross write-offs by year of origination within the vintage disclosures, which requires that an entity disclose the amortized cost basis of financing receivables by credit quality indicator and class of financing receivable by year of origination.  The guidance became effective for the Company on January 1, 2023.  The Company does not expect that adoption of the ASU will have a material impact on the consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, and has issued subsequent amendments thereto, which provides temporary optional guidance to ease the potential burden in accounting for reference rate reform. The ASU provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. It is intended to help stakeholders during the global market-wide reference rate transition period. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which extended the sunset date of December 31, 2022 to December 31, 2024.  The guidance is effective for all entities as of March 12, 2020 through December 31, 2024. The Company is assessing ASU No. 2020-04 and its impact on the transition away from LIBOR for its Junior Subordinated Debentures due December 15, 2037, the Company’s only financial instruments that utilize LIBOR as a reference rate.  That transition will become effective for the Debentures as of the first London banking day after June 30, 2023 (see Note 12).